Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2024	2023
Cost:
Office furniture and equipment	$827	$827
Laboratory equipment	1,938	1,938
Computers and auxiliary equipment	571	571
	3,336	3,336
Accumulated depreciation	3,336	1,749
Impairment of fixed assets	-	1,426
Property and equipment, net	$-	$161

(1)	Depreciation expenses amounted to $161, $212 and $404 for the years ended December 31, 2024, 2023, and 2022 respectively.

On June 6, 2023, the Company announced that following a review of its business, resources and capabilities, it is exploring strategic alternatives (see Note 1A(4)).

As a result, due to changes in circumstances that indicate that the carrying amount of an asset (or asset group) mainly laboratory equipment for CRC screening development activities may not be recoverable, the Company reviewed such assets for impairment in accordance with ASC 360-10 “Accounting for the Impairment or Disposal of Long-Lived Assets” and determined that the fixed assets are considered to be impaired by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Therefore, the Company recorded an impairment loss of 1,426 for the year ended December 31, 2023.